Debt and other financial liabilities - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) institution loan	Dec. 31, 2022 USD ($) loan institution
Debt Instrument [Line Items]
Number of loans | loan	7	5
Number of financial institutions | institution	2	1
Short-term debt, weighted average interest rate	12.29%	12.98%
Notes Payable to Banks
Debt Instrument [Line Items]
Fair value of long term debt | $	$ 3,601	$ 4,843
Minimum
Debt Instrument [Line Items]
Short-term debt, term	1 month
Maximum
Debt Instrument [Line Items]
Short-term debt, term	12 months